Note 5 - Income Taxes (Details) - Domestic and Foreign Components of Income (Loss) from Operations Before Income Taxes (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 5 - Income Taxes (Details) - Domestic and Foreign Components of Income (Loss) from Operations Before Income Taxes [Line Items]
Income (loss) before income taxes	$ (31,653)	$ 3,217	$ (13,144)	$ 23,104	$ 23,833	$ 233,142	$ (74,549)
Domestic Tax Authority [Member]
Note 5 - Income Taxes (Details) - Domestic and Foreign Components of Income (Loss) from Operations Before Income Taxes [Line Items]
Income (loss) before income taxes					37,025	244,833	(66,348)
Foreign Tax Authority [Member]
Note 5 - Income Taxes (Details) - Domestic and Foreign Components of Income (Loss) from Operations Before Income Taxes [Line Items]
Income (loss) before income taxes					$ (13,192)	$ (11,691)	$ (8,201)